UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23149

Thrivent Core Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: October 31

Date of reporting period: October 31, 2017

Item 1.	Report to Stockholders

ANNUAL REPORT

OCTOBER 31, 2017

THRIVENT CORE FUNDS

THRIVENT CORE EMERGING MARKETS DEBT FUND

Kent L. White, CFA, and Cortney L. Swensen, CFA , Portfolio Co-Managers

The Fund seeks to maximize total return while providing high current income and capital appreciation. The Fund’s investment objective may be changed without shareholder approval.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investments purposes) in sovereign and corporate debt securities of issuers in emerging market countries. An “emerging market” country is any country determined by Thrivent Asset Management, LLC to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. These emerging market countries include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations in Western Europe.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Bond Quality Ratings Distributions

Major Market Sectors (% of Net Assets)
Foreign Government	93.4%
Energy	2.4%
Financials	1.0%

Top 10 Holdings (% of Net Assets)
Russia Government International Bond	1.9%
Argentina Government International Bond	1.5%
Mexico Government International Bond	1.4%
Brazil Government International Bond	1.3%
Peru Government International Bond	1.3%
Argentina Government International Bond	1.3%
Turkey Government International Bond	1.2%
Hungary Government International Bond	1.2%
Indonesia Government International Bond	1.2%
Oman Government International Bond	1.2%
These securities represent 13.5% of the total net assets of the Portfolio.

Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table. Quoted Major Market Sectors, Bond Quality Ratings Distributions and Top 10 Holdings are subject to change. The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Average Annual Total Returns [1] As of October 31, 2017
1-Year	5-Year	10-Year	From Inception 9/5/2017
N/A	N/A	N/A	-0.94%

Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit ThriventFunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 or visit ThriventFunds.com for performance results current to the most recent month-end.

1	Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund’s adviser may have waived its management fee and/ or reimbursed Fund expenses, without which the Fund’s total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.

THRIVENT CORE SHORT-TERM RESERVE FUND

William D. Stouten, Portfolio Manager

The Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

The Fund will invest primarily in investment-grade, fixed-income securities. Although the value of the Fund’s shares will fluctuate, Thrivent Asset Management will seek to manage the magnitude of fluctuation by limiting the Fund’s weighted-average-maturity to 180 days or less. Weighted-average-maturity measures the price sensitivity of a fixed-income security to changes in interest rates. Allowable investments will consist primarily of U.S. dollar-denominated debt securities that may include, but are not limited to, obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; time deposits, repurchase agreements; and other securities that have debt-like characteristics. The Fund may also invest in other investment companies that have exposure to fixed income securities.

Thrivent Core Short-Term Reserve Fund (the “Fund”) seeks a high level of current income consistent with liquidity and the preservation of capital. To help meet this objective, the Fund is invested in investment-grade fixed-income securities; however, its overall weighted average maturity (WAM) is limited to 180 days or less to help us manage the fluctuation in the Fund’s underlying share price. The Fund’s investments consist of U.S. dollar-denominated debt securities such as: obligations of federal, state and local governments, their agencies and instrumentalities; mortgage-backed and asset-backed securities; corporate debt securities; time deposits; repurchase agreements; and other securities that have debt-like characteristics. The Fund may also invest in other investment companies that have exposure to fixed-income securities. The Fund primarily serves as a cash sweep vehicle for Thrivent Mutual Funds and Thrivent Series Fund.

For the 12-month period ended October 31, 2017, the Fund earned a return of 1.12%. The Fund’s market benchmark, the Bloomberg Barclays Short-Term Government/Corporate Index (3–6 months), earned a return of 0.95%. The Fund outperformed its benchmark primarily due to its lower exposure to government securities and high exposure to Tier II commercial paper. At the end of the reporting period, the Fund’s one-day yield was 1.35% and its net assets totaled around $5 billion. Approximately 71% of the Fund’s portfolio was invested in commercial paper and certificates of deposit, 14% in corporate bonds, 9% in asset-backed securities, 3% in U.S. government obligations and 3% in municipal securities. The Fund’s weighted average life (WAL) was 91 days and its WAM was 57 days at period end. Due to the volatility of the underlying assets in the Fund’s portfolio, we are targeting a WAM of around 60 days. A shorter WAM reduces the price sensitivity of the portfolio to changes in interest rates and aids liquidity. Our primary focus in managing the Fund continues to center on maximizing current income while preserving liquidity and minimizing net asset value volatility.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Portfolio Composition (% of Portfolio)
Short-Term Investments	100.0%

Total	100.0%

Major Market Sectors (% of Net Assets)
Financials	36.9%
Asset-Backed Securities	8.7%
Consumer Cyclical	8.5%
Utilities	8.3%
Consumer Non-Cyclical	7.3%
Energy	6.0%
Foreign	5.7%
Technology	4.5%
Capital Goods	3.6%
U.S. Government and Agencies	3.2%

Top 10 Holdings (% of Net Assets)
Toyota Credit Canada, Inc.	1.0%
Pfizer, Inc.	0.9%
Rockwell Collins, Inc.	0.9%
Federal National Mortgage Association	0.9%
Centerpoint Energy, Inc.	0.9%
Philip Morris International, Inc.	0.7%
Cisco Systems, Inc.	0.6%
General Electric Company	0.6%
Securitized Term Auto Receivables Trust	0.6%
LMA Americas, LLC	0.6%

These securities represent 7.7% of the total net assets of the Fund.

Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.

Average Annual Total Returns [1] As of October 31, 2017
1-Year	5-Year	10-Year	From Inception 5/2/2016
1.12%	N/A	N/A	0.96%

Value of a $10,000 Investment ¹

Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit ThriventFunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 or visit ThriventFunds.com for performance results current to the most recent month-end.

1	Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund’s adviser may have waived its management fee and/ or reimbursed Fund expenses, without which the Fund’s total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
*	The Bloomberg Barclays Short-term Government/Corporate Index – 3-6 months is an index which measures the performance of USD denominated, fixed rate, investment grade bonds that are in the government or corporate sector and have a remaining maturity of 3-6 months.
**	The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

SHAREHOLDER EXPENSE EXAMPLE

(unaudited)

As a shareholder of a Fund, you incur ongoing costs, including administrative fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2017 (inception) through October 31, 2017.

Actual Expenses

In the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

In the table below, the second line provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

	Beginning Account Value 5/1/2017	Ending Account Value 10/31/2017	Expenses Paid During Period 5/1/2017 - 10/31/2017*	Annualized Expense Ratio
Thrivent Core Emerging Markets Debt Fund***
Actual	$1,000	$1,000	$0.32	0.21%
Hypothetical**	$1,000	$1,007	$0.32	0.21%
Thrivent Core Short-Term Reserve Fund
Actual	$1,000	$1,006	$0.05	0.01%
Hypothetical**	$1,000	$1,025	$0.05	0.01%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**	Assuming 5% annualized total return before expenses.
***	For the period from September 5, 2017 (inception) through October 31, 2017.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the Thrivent Core Emerging Markets Debt Fund and Thrivent Core Short-Term Reserve Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thrivent Core Emerging Markets Debt Fund and Thrivent Core Short-Term Reserve Fund (each an individual fund of the Thrivent Core Funds, hereafter referred to as the “Funds”) as of October 31, 2017, the results of operations, the changes in net assets and the financial highlights for the period September 5, 2017 (commencement of operations) through October 31, 2017 for Thrivent Core Emerging Markets Debt Fund, the results of operations for the year then ended, and the changes in net assets and the financial highlights for the year then ended and for the period May 2, 2016 (commencement of operations) through October 31, 2016 for Thrivent Core Short-Term Reserve Fund, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian, brokers, and transfer agent, provide a reasonable basis for our opinions.

December 19, 2017

PricewaterhouseCoopers LLP, 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402
T: (612) 596 6000, F: (612) 373 7160, www.pwc.com/us

EMERGING MARKETS DEBT FUND

Schedule of Investments as of October 31, 2017

Principal Amount	Long-Term Fixed Income (96.8%)	Value
Argentina (8.0%)
	Argentina Government International Bond
$1,750,000	7.125%, 6/28/2117[a]	$1,795,500
1,500,000	6.250%, 4/22/2019	1,572,000
5,000,000	6.875%, 4/22/2021	5,450,000
3,000,000	5.625%, 1/26/2022	3,150,000
5,500,000	7.500%, 4/22/2026	6,215,000
3,000,000	6.875%, 1/26/2027	3,271,500
2,103,057	8.280%, 12/31/2033	2,412,206
3,505,095	8.280%, 12/31/2033	4,086,941
4,250,000	2.500%, 12/31/2038[b]	3,049,375
2,000,000	7.625%, 4/22/2046	2,243,000

	Total	33,245,522

Bahrain (1.4%)
	Bahrain Government International Bond
2,000,000	5.875%, 1/26/2021[a]	2,095,000
2,500,000	6.125%, 7/5/2022[a]	2,652,530
1,000,000	7.000%, 1/26/2026[a]	1,058,180

	Total	5,805,710

Brazil (4.2%)
	Brazil Government International Bond
3,000,000	2.625%, 1/5/2023	2,901,000
5,000,000	6.000%, 4/7/2026	5,547,500
2,000,000	8.250%, 1/20/2034	2,599,000
2,500,000	7.125%, 1/20/2037	2,982,500
4,000,000	5.000%, 1/27/2045	3,701,533

	Total	17,731,533

Cayman Islands (3.1%)
	Dubai DOF Sukuk, Ltd.
2,000,000	3.875%, 1/30/2023	2,047,920
	KSA Sukuk, Ltd.
4,000,000	2.894%, 4/20/2022[a]	4,004,400
2,500,000	3.628%, 4/20/2027[a]	2,537,500
	RAK Capital
2,000,000	3.094%, 3/31/2025	1,967,540
	Sharjah Sukuk, Ltd.
2,000,000	3.839%, 1/27/2021	2,060,500

	Total	12,617,860

Colombia (4.5%)
	Colombia Government International Bond
3,000,000	4.375%, 7/12/2021	3,180,000
3,000,000	2.625%, 3/15/2023	2,943,000
3,000,000	3.875%, 4/25/2027	3,019,500
3,000,000	7.375%, 9/18/2037	3,960,000
1,020,000	6.125%, 1/18/2041	1,200,540
4,000,000	5.625%, 2/26/2044	4,456,000

	Total	18,759,040

Croatia (3.3%)
	Croatia Government International Bond
2,500,000	6.750%, 11/5/2019[a]	2,696,500
3,000,000	6.625%, 7/14/2020[a]	3,284,298
2,500,000	6.375%, 3/24/2021[a]	2,759,375
2,000,000	5.500%, 4/4/2023[a]	2,208,088

Principal Amount	Long-Term Fixed Income (96.8%)	Value
Croatia (3.3%) - continued
$2,500,000	6.000%,1/26/2024[a]	$2,846,875

	Total	13,795,136

Dominican Republic (3.4%)
	Dominican Republic Government International Bond
2,000,000	7.500%,5/6/2021[a]	2,212,500
1,500,000	6.600%,1/28/2024[a]	1,693,125
3,000,000	6.875%,1/29/2026[a]	3,428,490
2,000,000	5.950%,1/25/2027[a]	2,153,000
2,500,000	7.450%,4/30/2044[a]	2,968,750
2,000,000	6.850%,1/27/2045[a]	2,230,000

	Total	14,685,865

Hungary (4.0%)
	Hungary Government International Bond
3,000,000	6.250%,1/29/2020	3,251,166
2,500,000	6.375%,3/29/2021	2,796,875
4,500,000	5.750%,11/22/2023	5,172,327
2,500,000	5.375%,3/25/2024	2,841,780
1,500,000	7.625%,3/29/2041	2,313,000

	Total	16,375,148

Indonesia (8.9%)
	Indonesia Government International Bond
2,500,000	4.875%,5/5/2021[a]	2,687,625
4,000,000	3.750%,4/25/2022[a]	4,157,016
3,000,000	5.875%,1/15/2024[a]	3,444,390
4,000,000	4.750%,1/8/2026[a]	4,360,776
2,500,000	8.500%,10/12/2035[a]	3,740,540
2,000,000	6.625%,2/17/2037[a]	2,569,910
2,000,000	6.750%,1/15/2044[a]	2,685,056
4,000,000	5.950%,1/8/2046[a]	4,947,048
	Perusahaan Penerbit SBSN Indonesia III
3,000,000	3.400%,3/29/2021[a]	3,063,900
2,500,000	4.350%,9/10/2024[a]	2,632,500
3,500,000	4.150%,3/29/2027[a]	3,608,500

	Total	37,897,261

Kuwait (1.3%)
	Kuwait Government International Bond
2,500,000	2.750%,3/20/2022[a]	2,521,875
3,000,000	3.500%,3/20/2027[a]	3,060,000

	Total	5,581,875

Mexico (7.2%)
	Mexico Government International Bond
2,500,000	5.750%,10/12/2110	2,618,750
2,000,000	3.625%,3/15/2022	2,083,000
4,000,000	4.000%,10/2/2023	4,190,000
3,000,000	4.125%,1/21/2026	3,126,000
5,000,000	6.050%,1/11/2040	5,855,000
4,000,000	5.550%,1/21/2045	4,470,000
3,500,000	4.600%,1/23/2046	3,415,084
2,000,000	4.600%,2/10/2048	1,957,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

8

EMERGING MARKETS DEBT FUND

Schedule of Investments as of October 31, 2017

Principal Amount	Long-Term Fixed Income (96.8%)	Value
Mexico (7.2%) - continued
	Petroleos Mexicanos
$2,500,000	6.375%, 2/4/2021	$2,718,500

	Total	30,433,334

Netherlands (1.8%)
	Petrobras Global Finance BV
2,000,000	8.375%, 5/23/2021	2,306,250
2,000,000	5.299%, 1/27/2025[a]	2,006,500
2,900,000	7.375%, 1/17/2027	3,219,000

	Total	7,531,750

Oman (1.9%)
	Oman Government International Bond
3,000,000	3.625%, 6/15/2021[a]	3,016,836
5,000,000	4.750%, 6/15/2026[a]	4,931,000

	Total	7,947,836

Panama (3.6%)
	Panama Government International Bond
2,000,000	9.375%, 1/16/2023	2,525,000
2,000,000	3.750%, 3/16/2025	2,088,000
1,500,000	8.875%, 9/30/2027	2,171,250
2,500,000	3.875%, 3/17/2028	2,612,500
1,000,000	9.375%, 4/1/2029	1,502,500
2,000,000	6.700%, 1/26/2036	2,640,000
1,500,000	4.500%, 5/15/2047	1,584,000

	Total	15,123,250

Peru (2.8%)
	Peru Government International Bond
1,000,000	5.625%, 11/18/2050	1,261,000
2,000,000	7.350%, 7/21/2025	2,616,000
3,500,000	8.750%, 11/21/2033	5,495,000
2,000,000	6.550%, 3/14/2037	2,690,000

	Total	12,062,000

Philippines (2.8%)
	Philippines Government International Bond
2,000,000	4.000%, 1/15/2021	2,111,128
3,000,000	7.750%, 1/14/2031	4,315,578
2,000,000	6.375%, 10/23/2034	2,679,032
3,000,000	3.950%, 1/20/2040	3,097,275

	Total	12,203,013

Poland (2.7%)
	Poland Government International Bond
3,500,000	6.375%, 7/15/2019	3,764,474
4,000,000	5.000%, 3/23/2022	4,398,000
3,000,000	4.000%, 1/22/2024	3,214,428

	Total	11,376,902

Qatar (2.8%)
	Qatar Government International Bond
2,000,000	5.250%, 1/20/2020[a]	2,115,000
4,000,000	4.500%, 1/20/2022[a]	4,220,000
3,000,000	3.250%, 6/2/2026[a]	2,931,000

Principal Amount	Long-Term Fixed Income (96.8%)	Value
Qatar (2.8%) - continued
$2,000,000	5.750%,1/20/2042[a]	$2,380,476

	Total	11,646,476

Russia (6.6%)
	Russia Government International Bond
7,500,000	5.000%,4/29/2020[a]	7,931,220
2,000,000	4.500%,4/4/2022[a]	2,132,340
4,000,000	4.750%,5/27/2026[a]	4,222,240
4,000,000	4.250%,6/23/2027[a]	4,076,680
1,425,000	7.500%,3/31/2030[a]	1,677,225
3,400,000	5.625%,4/4/2042[a]	3,749,928
3,600,000	5.250%,6/23/2047[a]	3,685,500

	Total	27,475,133

Saudi Arabia (4.8%)
	Saudi Arabia Government International Bond
2,500,000	2.375%,10/26/2021[a]	2,457,600
3,000,000	2.875%,3/4/2023[a]	2,988,000
4,000,000	3.250%,10/26/2026[a]	3,932,944
4,000,000	3.625%,3/4/2028[a]	3,970,000
3,000,000	4.500%,10/26/2046[a]	3,005,244
4,000,000	4.625%,10/4/2047[a]	4,093,904

	Total	20,447,692

South Africa (2.8%)
	South Africa Government International Bond
3,000,000	5.500%,3/9/2020	3,172,500
2,000,000	5.875%,5/30/2022	2,182,088
2,500,000	5.875%,9/16/2025	2,664,875
1,500,000	4.300%,10/12/2028	1,387,500
2,800,000	5.650%,9/27/2047	2,684,080

	Total	12,091,043

Sri Lanka (1.3%)
	Sri Lanka Government International Bond
1,500,000	6.250%,10/4/2020[a]	1,601,476
1,500,000	5.875%,7/25/2022[a]	1,601,250
2,000,000	6.850%,11/3/2025[a]	2,219,970

	Total	5,422,696

Turkey (8.3%)
	Turkey Government International Bond
1,500,000	7.500%,11/7/2019	1,623,045
3,000,000	7.000%,6/5/2020	3,249,060
2,500,000	5.625%,3/30/2021	2,635,175
3,000,000	5.125%,3/25/2022	3,112,116
5,000,000	5.750%,3/22/2024	5,265,080
4,000,000	6.000%,3/25/2027	4,212,800
2,500,000	8.000%,2/14/2034	3,052,225
2,000,000	6.875%,3/17/2036	2,202,640
4,000,000	6.750%,5/30/2040	4,350,000
2,500,000	6.625%,2/17/2045	2,670,060
3,000,000	5.750%,5/11/2047	2,859,000

	Total	35,231,201

The accompanying Notes to Financial Statements are an integral part of this schedule.

9

EMERGING MARKETS DEBT FUND

Schedule of Investments as of October 31, 2017

Principal Amount	Long-Term Fixed Income (96.8%)	Value
United Arab Emirates (3.3%)
	Abu Dhabi Government International Bond
$3,000,000	2.500%, 10/11/2022[a]	$2,980,500
3,000,000	3.125%, 5/3/2026[a]	3,000,744
3,000,000	3.125%, 10/11/2027[a]	2,962,356
4,000,000	4.125%, 10/11/2047[a]	3,964,000
	Dubai Government International Bond
1,000,000	7.750%, 10/5/2020	1,142,616

	Total	14,050,216

Uruguay (2.0%)
	Uruguay Government International Bond
3,500,000	5.100%, 6/18/2050	3,753,750
2,000,000	4.500%, 8/14/2024	2,193,000
2,500,000	4.375%, 10/27/2027	2,702,500

	Total	8,649,250

	Total Long-Term Fixed Income (cost $413,128,439)	408,186,742

Shares or Principal Amount	Short-Term Investments (2.7%)[c]
	Federal Home Loan Bank Discount Notes
3,160,000	1.045%, 12/20/2017	3,155,526
5,200,000	1.040%, 12/22/2017	5,192,340
	Thrivent Core Short-Term Reserve Fund
319,315	1.350%	3,193,154

	Total Short-Term Investments (cost $11,540,998)	11,541,020

	Total Investments (cost $424,669,437) 99.5%	$419,727,762

	Other Assets and Liabilities, Net 0.5%	2,026,735

	Total Net Assets 100.0%	$421,754,497

a	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of October 31, 2017, the value of these investments was $173,957,180 or 41.2% of total net assets.
b	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of October 31, 2017.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$419,193
Gross unrealized depreciation	(5,360,868)

Net unrealized appreciation (depreciation)	($4,941,675)

Cost for federal income tax purposes	$424,669,437

The accompanying Notes to Financial Statements are an integral part of this schedule.

10

EMERGING MARKETS DEBT FUND

Schedule of Investments as of October 31, 2017

Fair Valuation Measurements

The following table is a summary of the inputs used, as of October 31, 2017, in valuing Core Emerging Markets Debt Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Energy	10,250,250	–	10,250,250	–
Financials	4,004,400	–	4,004,400	–
Foreign Government	393,932,092	–	393,932,092	–
Short-Term Investments	8,347,866	–	8,347,866	–

Subtotal Investments in Securities	$416,534,608	$–	$416,534,608	$–

Other Investments *	Total
Short-Term Investments	3,193,154

Subtotal Other Investments	$3,193,154

Total Investments at Value	$419,727,762

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended October 31, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by affiliated funds.

A summary of transactions (in thousands) for the fiscal year to date, in Emerging Markets Debt Fund, is as follows:

Fund	Value 9/5/2017 (inception)	Gross Purchases	Gross Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Shares Held at 10/31/2017	Value 10/31/2017	Income Earned 9/5/2017 - 10/31/2017
Core Short-Term Reserve	$–	$59,104	$55,911	$–	$–	319	$3,193	$19
Total Value and Income Earned	$–			$–	$–		$3,193	$19

The accompanying Notes to Financial Statements are an integral part of this statement.

SHORT-TERM RESERVE FUND

Schedule of Investments as of October 31, 2017

Principal Amount	Asset-Backed Securities (8.7%)[a]	Value
	Ally Auto Receivables Trust
$691,084	1.050% , 4/16/2018, Ser. 2017-2	$691,084
24,647,224	1.350% , 9/17/2018, Ser. 2017-4	24,647,219
	ARI Fleet Lease Trust
14,839,149	1.250% , 6/15/2018, Ser. 2017-Ab	14,829,475
	Ascentium Equipment Receivables Trust
8,554,500	1.350% , 5/10/2018, Ser. 2017-1Ab	8,554,541
	Ascentium Equipment Receivables, LLC
20,000,000	1.450% , 11/13/2018, Ser. 2017-2Ab	20,000,352
	Bank of the West Auto Trust
23,000,000	1.350% , 10/15/2018, Ser. 2017-1[b]	23,000,173
	BMW Vehicle Lease Trust
20,000,000	1.350% , 10/22/2018, Ser. 2017-2	20,000,194
	Canadian Pacer Auto Receivables Trust
15,000,000	1.400% , 10/19/2018, Ser. 2017-1Ab	15,000,105
	CarMax Auto Owner Trust
1,648,418	1.100% , 4/16/2018, Ser. 2017-2	1,648,174
8,274,423	1.350% , 8/15/2018, Ser. 2017-3	8,272,854
23,000,000	1.350% , 11/15/2018, Ser. 2017-4	23,000,246
	CCG Receivables Trust
3,475,041	1.350% , 6/14/2018, Ser. 2017-1[b]	3,475,067
	CNH Equipment Trust
6,276,422	1.000% , 4/13/2018, Ser. 2017-A	6,274,515
	Enterprise Fleet Financing, LLC
3,344,568	1.050% , 2/20/2018, Ser. 2017-1[b]	3,343,853
19,500,000	1.500% , 10/22/2018, Ser. 2017-3[b]	19,500,000
	Ford Credit Auto Owner Trust
15,544,360	1.300% , 7/15/2018, Ser. 2017-B	15,544,360
	GM Financial Automobile Leasing Trust
7,576,323	1.350% , 9/20/2018, Ser. 2017-3	7,576,391
	GM Financial Consumer Automobile
1,115,029	1.100% , 4/16/2018, Ser. 2017-1Ab	1,115,031
	GM Financial Consumer Automobile Receivables Trust
5,438,531	1.350% , 7/16/2018, Ser. 2017-2Ab	5,438,530
26,500,000	1.390% , 10/16/2018, Ser. 2017-3Ab	26,500,252
	GreatAmerica Leasing Receivables Funding, LLC
2,412,003	1.000% , 2/20/2018, Ser. 2017-1[b]	2,411,939

Principal Amount	Asset-Backed Securities (8.7%)[a]	Value
	Honda Auto Receivables Owner Trust
$20,671,466	1.280% , 10/18/2018, Ser. 2017-3	$20,671,462
	Hyundai Auto Lease Securitization Trust
6,346,367	1.250% , 6/15/2018, Ser. 2017-Bb	6,346,386
	Hyundai Auto Receivables Trust
913,176	1.100% , 4/16/2018, Ser. 2017-A	913,162
6,042,112	1.300% , 8/15/2018, Ser. 2017-B	6,042,143
	John Deere Owner Trust
3,278,106	0.880% , 3/15/2018, Ser. 2017-A	3,276,966
10,308,774	1.350% , 7/16/2018, Ser. 2017-B	10,308,838
	Kubota Credit Owner Trust
14,623,128	1.300% , 8/15/2018, Ser. 2017-1Ab	14,623,248
	Mercedes-Benz Auto Lease Trust
5,074,544	1.150% , 4/16/2018, Ser. 2017-A	5,074,097
	MMAF Equipment Finance, LLC
3,396,274	1.170% , 5/16/2018, Ser. 2017-AAb	3,395,951
	Nissan Auto Receivables Owner Trust
3,430,400	1.000% , 4/16/2018, Ser. 2017-A	3,429,934
25,244,883	1.270% , 8/15/2018, Ser. 2017-B	25,245,039
	Securitized Term Auto Receivables Trust
30,000,000	0.000% , 10/25/2018[b]	29,997,000
	USAA Auto Owner Trust
23,391,426	1.280% , 9/17/2018, Ser. 2017-1	23,391,611
	Volvo Financial Equipment, LLC
6,336,059	0.900% , 3/15/2018, Ser. 2017-1Ab	6,334,365
	Wheels SPV 2, LLC
10,710,356	1.400% , 7/20/2018, Ser. 2017-1Ab	10,710,477
	World Omni Auto Receivables Trust
11,784,424	1.280% , 8/15/2018, Ser. 2017-B	11,784,620

	Total	432,369,654

Principal Amount	Basic Materials (2.7%)[a]	Value
	Agrium, Inc.
7,000,000	1.300% , 11/3/2017[c]	6,999,207
20,000,000	1.450% , 11/14/2017[c]	19,989,204
15,000,000	1.460% , 11/27/2017[c]	14,984,261
10,000,000	1.530% , 12/1/2017[c]	9,987,927
	Dow Chemical Company
25,000,000	1.360% , 11/3/2017	24,997,167
20,000,000	1.360% , 11/7/2017	19,994,672
	International Paper Company
10,000,000	1.380% , 11/1/2017[b]	9,999,624
15,000,000	1.400% , 11/8/2017[b]	14,995,427

The accompanying Notes to Financial Statements are an integral part of this schedule.

12

SHORT-TERM RESERVE FUND

Schedule of Investments as of October 31, 2017

Principal Amount	Basic Materials (2.7%)[a]	Value
$15,000,000	1.360% , 11/10/2017[b]	$14,994,258

	Total	136,941,747

Principal Amount	Capital Goods (3.6%)[a]	Value
	Eaton Corporation
8,000,000	1.500% , 11/2/2017	8,000,000
	General Electric Company
7,000,000	1.600% , 11/20/2017	7,000,879
30,668,000	5.250% , 12/6/2017	30,777,504
	John Deere Canada, ULC
15,000,000	1.250% , 11/6/2017[b,c]	14,997,177
10,000,000	1.230% , 11/7/2017[b,c]	9,997,803
	John Deere Capital Corporation
4,000,000	1.540% (LIBOR 3M + 0.220%), 12/15/2017[d]	4,001,136
3,740,000	1.649% (LIBOR 3M + 0.290%), 1/16/2018[d]	3,741,515
	Precision Castparts Corporation
19,345,000	1.250% , 1/15/2018	19,338,051
	Rockwell Collins, Inc.
19,000,000	1.340% , 11/2/2017[b]	18,998,567
45,000,000	1.359% , 11/14/2017[b]	44,975,710
	Waste Management, Inc.
15,000,000	1.350% , 11/7/2017[b,c]	14,996,004

	Total	176,824,346

Principal Amount	Communications Services (1.5%)[a]	Value
	CBS Corporation
15,000,000	1.370% , 11/6/2017[b]	14,996,580
25,000,000	1.370% , 11/13/2017[b]	24,987,497
10,000,000	1.380% , 12/6/2017[b]	9,985,900
	Deutsche Telekom AG
25,000,000	1.420% , 11/6/2017[b]	24,993,587

	Total	74,963,564

Principal Amount	Consumer Cyclical (8.5%)[a]	Value
	American Honda Finance Corporation
17,275,000	1.627% (LIBOR 3M + 0.310%), 12/11/2017[d]	17,280,894
10,000,000	1.210% , 12/12/2017[c]	9,986,443
25,000,000	1.250% , 12/19/2017[c]	24,960,221
3,800,000	1.417% (LIBOR 3M + 0.100%), 3/8/2018[d]	3,801,436
25,424,000	1.596% (LIBOR 3M + 0.280%), 11/19/2018[d]	25,481,077
	Ford Motor Credit Company, LLC
10,230,000	1.450% , 11/6/2017[b]	10,227,547
21,819,000	1.450% , 11/7/2017[b]	21,812,891
15,000,000	1.450% , 11/17/2017[b]	14,989,694
18,195,000	1.886% (LIBOR 3M + 0.570%), 12/6/2017[d]	18,201,364
22,700,000	1.460% , 12/13/2017[b]	22,658,895
	Golden Funding Corporation
7,176,000	1.250% , 11/15/2017[b,c]	7,172,322
22,996,000	1.270% , 11/20/2017[b,c]	22,980,120
10,702,000	1.380% , 1/23/2018[b]	10,667,390
	McDonald’s Corporation
25,000,000	1.360% , 11/14/2017[b]	24,986,506
	Toyota Credit Canada, Inc.
25,000,000	1.400% , 12/18/2017[c]	24,960,533

Principal Amount	Consumer Cyclical (8.5%)[a]	Value
$10,000,000	1.350% , 12/27/2017[c]	$9,980,826
50,000,000	1.320% , 12/28/2017[c]	49,902,205
	Toyota Financial Services de Puerto Rico, Inc.
10,000,000	1.280% , 11/29/2017	9,990,921
25,000,000	1.400% , 1/24/2018	24,926,038
	Toyota Motor Credit Corporation
7,025,000	1.375% , 1/10/2018	7,024,719
	VF Corporation
15,000,000	1.300% , 11/15/2017[b]	14,990,937
25,000,000	1.300% , 11/16/2017[b]	24,983,878
25,000,000	1.310% , 11/21/2017[b]	24,978,738

	Total	426,945,595

Principal Amount	Consumer Non-Cyclical (7.3%)[a]	Value
	AbbVie, Inc.
23,000,000	1.250% , 11/7/2017[b]	22,993,560
	Amgen, Inc.
20,000,000	1.300% , 11/2/2017[b]	19,998,407
	Cardinal Health, Inc.
25,000,000	1.320% , 11/1/2017[b]	24,999,059
	Coca-Cola Company
10,000,000	1.230% , 11/17/2017[b]	9,994,754
3,300,000	1.285% , 12/13/2017[b]	3,295,534
3,690,000	1.260% , 12/14/2017[b]	3,684,886
	Diageo Capital plc
15,000,000	1.350% , 11/14/2017[b,c]	14,991,903
20,000,000	1.340% , 11/17/2017[b,c]	19,986,844
	Merck & Company, Inc.
	1.677% (LIBOR 3M + 0.360%),
13,150,000	5/18/2018[d]	13,174,908
	Nestle Finance International, Ltd.
10,000,000	1.220% , 11/15/2017[c]	9,995,271
20,000,000	1.215% , 12/18/2017[c]	19,968,853
	PepsiCo, Inc.
	1.350% (LIBOR 3M FLAT),
15,000,000	10/15/2018[d]	14,999,492
	Pfizer, Inc.
45,700,000	1.620% (LIBOR 3M + 0.300%), 6/15/2018[d]	45,781,413
	Philip Morris International, Inc.
16,000,000	1.250% , 11/6/2017[b]	15,996,883
17,575,000	1.224% , 11/16/2017[b]	17,565,759
10,000,000	1.220% , 11/20/2017[b]	9,993,361
10,000,000	1.250% , 12/5/2017[b]	9,988,119
5,000,000	1.380% , 12/27/2017[b]	4,990,049
35,000,000	1.283% , 12/29/2017[b]	34,927,782
	Reckitt Benckiser Treasury Services plc
10,000,000	1.350% , 11/6/2017[b,c]	9,998,018
21,400,000	1.400% , 11/16/2017[b,c]	21,388,577
	Tyson Foods Inc.
7,300,000	1.310% , 11/1/2017[b]	7,299,725
7,750,000	1.330% , 11/15/2017[b]	7,745,512

	Total	363,758,669

Principal Amount	Energy (6.0%)[a]	Value
	Chevron Corporation
9,350,000	1.104% , 12/5/2017	9,347,816
6,250,000	1.486% (LIBOR 3M + 0.170%), 3/2/2018[d]	6,252,897

The accompanying Notes to Financial Statements are an integral part of this schedule.

13

SHORT-TERM RESERVE FUND

Schedule of Investments as of October 31, 2017

Principal Amount	Energy (6.0%)[a]	Value
$9,223,000	1.814% (LIBOR 3M + 0.500%), 5/16/2018[d]	$9,246,842
4,980,000	1.824% (LIBOR 3M + 0.510%), 11/16/2018[d]	5,003,431
	Enterprise Products Operating, LLC
25,000,000	1.390% , 11/20/2017[b,c]	24,980,597
16,236,000	1.400% , 12/1/2017[b,c]	16,216,399
	Exxon Mobil Corporation
9,609,000	1.366% (LIBOR 3M + 0.050%), 3/1/2018[d]	9,612,563
10,000,000	1.439% , 3/1/2018	10,001,509
4,325,000	1.305% , 3/6/2018	4,323,836
	Schlumberger Holdings Corporation
25,000,000	1.350% , 11/16/2017[b]	24,983,878
1,238,000	1.350% , 11/22/2017[b]	1,236,896
12,000,000	1.400% , 11/30/2017[b]	11,985,300
10,000,000	1.380% , 12/19/2017[b]	9,979,733
	Schlumberger Investment SA
10,000,000	1.400% , 11/13/2017[b]	9,994,771
10,000,000	1.440% , 11/28/2017[b]	9,988,590
	Shell International Finance BV
19,273,000	1.250% , 11/10/2017	19,272,807
	Southern Company Gas Capital Corporation
10,000,000	1.370% , 11/13/2017[b,c]	9,994,998
	Total Capital Canada, Ltd.
5,000,000	1.450% , 1/15/2018	4,999,150
	Total Capital International SA
26,000,000	1.879% (LIBOR 3M + 0.570%), 8/10/2018[d]	26,101,578
	TransCanada American Investments, Ltd.
11,000,000	1.420% , 11/9/2017[b,c]	10,996,219
12,000,000	1.500% , 12/13/2017[b,c]	11,979,618
	TransCanada PipeLines Limited
12,335,000	1.625% , 11/9/2017	12,335,493
	TransCanada PipeLines, Ltd.
25,000,000	1.518% , 11/1/2017[b]	24,999,059
7,000,000	1.310% , 11/8/2017[b]	6,997,866
10,000,000	1.500% , 12/27/2017[b]	9,977,121

	Total	300,808,967

Principal Amount	Financials (36.9%)[a]	Value
	AIG Global Funding
3,250,000	1.650% , 12/15/2017[b]	3,250,522
	AllianceBernstein, LP
5,000,000	1.300% , 11/7/2017[b]	4,998,843
	ANZ New Zealand International, Ltd.
18,080,000	1.280% , 11/30/2017[b,c,d]	18,061,619
	ANZ New Zealand International, Ltd. of London
	1.415% (LIBOR 1M + 0.180%),
13,000,000	7/10/2018[b,c,d]	13,000,364
20,000,000	1.239% , 8/23/2018[b]	19,996,880
	Atlantic Asset Securitization, LLC.
15,000,000	1.250% , 11/13/2017[b,c]	14,993,511
	Austrialia & New Zealand Banking Group, Ltd.
15,000,000	1.349% (LIBOR 1M + 0.110%), 3/22/2018[b,d]	15,001,455
10,000,000	1.388% (LIBOR 1M + 0.150%), 7/19/2018[b,d]	9,999,420

Principal Amount	Financials (36.9%)[a]	Value
	Bank of America Corporation
$7,000,000	2.000% , 1/11/2018	$7,005,390
	Bank of America NA
11,675,000	1.750% , 6/5/2018	11,680,851
	Bank of Montreal Chicago
15,000,000	1.473% (LIBOR 1M + 0.240%), 11/5/2018[d]	14,998,650
	Bank of New York Mellon Corporation
17,390,000	1.695% (LIBOR 3M + 0.380%), 5/22/2018[d]	17,418,938
16,523,000	1.871% (LIBOR 3M + 0.560%), 8/1/2018[d]	16,587,601
	Bank of Nova Scotia
10,000,000	1.762% (LIBOR 3M + 0.450%), 11/7/2017[b,d]	10,001,160
5,000,000	1.420% , 3/14/2018[b]	4,974,410
	Bank of Nova Scotia Houston
15,000,000	1.477% (LIBOR 1M + 0.240%), 10/17/2018[d]	14,998,980
	Berkshire Hathaway Finance Corporation
25,763,000	1.867% (LIBOR 3M + 0.550%), 3/7/2018[d]	25,813,108
	BPCE SA
15,000,000	1.290% , 11/1/2017[b]	14,999,505
	CAFCO, LLC
10,000,000	1.320% , 11/20/2017[b,c]	9,993,294
25,000,000	1.290% , 12/12/2017[b,c]	24,964,067
	Canadian Imperial Bank of Commerce
15,000,000	1.628% (LIBOR 1M + 0.390%), 11/6/2017[b,d]	15,001,170
	Charta, LLC
10,000,000	1.330% , 12/11/2017[b,c]	9,985,365
10,000,000	1.330% , 12/13/2017[b,c]	9,984,627
25,000,000	1.310% , 12/20/2017[b,c]	24,954,965
	Chase Bank USA NA
10,000,000	1.643% (LIBOR 3M + 0.300%), 1/5/2018[d]	10,007,180
	Ciesco, LLC
10,000,000	1.290% , 11/6/2017[b,c]	9,997,968
10,000,000	1.320% , 12/29/2017[b,c]	9,978,235
	Citibank NA
10,000,000	1.320% , 11/20/2017	10,000,714
10,000,000	1.332% (LIBOR 1M + 0.100%), 1/3/2018[d]	10,001,720
17,060,000	1.541% (LIBOR 3M + 0.230%), 11/9/2018[d]	17,076,164
	Citigroup, Inc.
6,000,000	1.850% , 11/24/2017	6,000,900
	Commonwealth Bank of Australia
10,000,000	1.596% , 11/16/2017[b]	10,001,860
10,000,000	1.575% (LIBOR 1M + 0.340%), 3/1/2018[b,d]	10,008,780
15,000,000	1.435% (LIBOR 1M + 0.200%), 5/10/2018[b,d]	15,006,345
15,000,000	1.425% (LIBOR 1M + 0.190%), 9/10/2018[b,d]	15,001,155
	Cooperatieve Rabobank UA
15,000,000	1.419% (LIBOR 1M + 0.180%), 7/20/2018[d]	15,000,750
	Cooperatieve Rabobank UA of New York
3,200,000	1.700% , 3/19/2018	3,201,907

The accompanying Notes to Financial Statements are an integral part of this schedule.

14

SHORT-TERM RESERVE FUND

Schedule of Investments as of October 31, 2017

Principal Amount	Financials (36.9%)[a]	Value
	Dealers Capital Access Trust, LLC
$20,000,000	1.400% , 11/15/2013	$19,989,416
12,270,000	1.280% , 11/20/2017	12,261,295
21,384,000	1.290% , 11/21/2017	21,368,058
	Fairway Finance Company, LLC
8,600,000	1.290% , 12/4/2017[b,c]	8,589,620
15,000,000	1.280% , 12/15/2017[b,c]	14,975,625
25,000,000	1.310% , 1/3/2018[b,c]	24,940,489
24,395,000	1.360% , 1/17/2018[b,c]	24,322,482
	General Electric Capital Corporation
9,150,000	1.280% , 12/12/2017[c]	9,137,190
	Gotham Funding Corporation
16,180,000	1.270% , 12/4/2017[b,c]	16,160,578
7,380,000	1.330% , 12/26/2017[b,c]	7,364,651
	HSBC Bank plc
21,700,000	1.500% , 5/15/2018[b]	21,681,933
	HSBC Bank USA, NA
7,500,000	1.878% , 10/29/2018[d]	7,517,288
	HSBC USA, Inc.
11,250,000	1.500% , 11/13/2017	11,249,986
6,150,000	1.625% , 1/16/2018	6,150,528
4,280,000	1.700% , 3/5/2018	4,281,928
	ING Bank NV
4,000,000	2.094% (LIBOR 3M + 0.780%), 8/17/2018[b,d]	4,020,208
	ING Funding, LLC
1,000,000	1.380% , 2/1/2018[c]	996,497
	J.P. Morgan Chase Bank NA
10,690,000	1.776% (LIBOR 3M + 0.450%), 9/21/2018[d]	10,712,529
	Liberty Street Funding, LLC
25,000,000	1.290% , 11/6/2017[b,c]	24,994,921
13,500,000	1.350% , 12/13/2017[b,c]	13,479,102
12,000,000	1.420% , 2/5/2018[b,c]	11,954,281
	LMA Americas, LLC
30,000,000	1.310% , 12/4/2017[b,c]	29,963,790
	Macquarie Bank, Ltd.
10,000,000	1.360% , 11/7/2017[b]	9,997,531
10,000,000	1.230% , 11/9/2017[b]	9,996,815
20,000,000	1.340% , 11/15/2017[b]	19,989,275
1,850,000	1.340% , 12/7/2017[b]	1,847,462
22,100,000	1.435% , 1/17/2018[b]	22,031,814
7,500,000	1.410% , 1/26/2018[b]	7,473,827
	Massachusetts Educational Financing Authority
22,000,000	1.260% , 11/14/2017[c]	21,999,340
16,800,000	1.260% , 12/5/2017[c]	16,799,664
	MetLife Short Term Funding, LLC
14,000,000	1.260% , 11/13/2017[b,c]	13,994,348
20,000,000	1.200% , 11/14/2017[b,c]	19,991,297
16,000,000	1.240% , 12/4/2017[b,c]	15,982,350
15,000,000	1.210% , 12/12/2017[b,c]	14,979,280
4,000,000	1.360% , 12/18/2017[b,c]	3,993,621
9,000,000	1.360% , 12/19/2017[b,c]	8,985,324
5,000,000	1.340% , 2/1/2018[b,c]	4,983,260
13,000,000	1.350% , 2/5/2018[b,c]	12,954,324
	Mitsubishi UFJ Trust & Banking Corporation
12,500,000	1.330% , 12/18/2017	12,478,900
	National Australia Bank, Ltd.
10,000,000	1.594% (LIBOR 3M + 0.280%), 11/16/2017[b,d]	10,001,860
10,000,000	1.656% (LIBOR 3M + 0.340%), 12/6/2017[b,d]	10,004,500

Principal Amount	Financials (36.9%)[a]	Value
$10,000,000	1.250% , 3/8/2018[b]	$9,983,042
10,000,000	1.442% (LIBOR 1M + 0.200%), 10/29/2018[b,d]	10,000,210
	Nederlandse Waterschapsbank NV
10,000,000	1.240% , 11/13/2017[b]	9,995,782
20,000,000	1.270% , 12/14/2017[b]	19,970,569
15,000,000	1.390% , 1/31/2018[b]	14,950,397
	Nieuw Amsterdam Receivables Corporation
12,000,000	1.230% , 11/9/2017[b,c]	11,996,385
26,060,000	1.290% , 11/17/2017[b,c]	26,044,593
25,000,000	1.250% , 11/20/2017[b,c]	24,982,569
10,000,000	1.380% , 1/17/2018[b,c]	9,970,057
	Old Line Funding, LLC
25,000,000	1.308% (LIBOR 1M + 0.070%), 12/5/2017[b,c,d]	24,999,642
25,000,000	1.295% (LIBOR 1M + 0.060%), 1/2/2018[b,c,d]	24,999,835
25,000,000	1.308% (LIBOR 1M + 0.070%), 1/12/2018[b,c,d]	24,998,027
	PNC Bank NA
5,000,000	1.500% , 2/23/2018	4,999,629
5,820,000	1.850% , 7/20/2018	5,827,111
25,000,000	1.717% (LIBOR 3M + 0.400%), 12/7/2018[d]	25,089,651
	Pricoa Short Term Funding, LLC
25,000,000	1.290% , 11/13/2017[b]	24,989,185
	Simon Property Group, LP
29,800,000	1.225% , 12/6/2017[b]	29,763,465
15,000,000	1.230% , 12/12/2017[b]	14,978,440
10,000,000	1.290% , 12/14/2017[b]	9,984,918
	Suncorp-Metway, Ltd.
8,000,000	1.260% , 11/28/2017[b]	7,991,731
	Svenska Handelsbanken AB
9,250,000	1.230% , 11/1/2017[b]	9,249,689
6,650,000	1.280% , 11/6/2017[b]	6,648,657
2,540,000	1.200% , 11/28/2017[b]	2,537,592
10,000,000	1.365% (LIBOR 1M + 0.130%), 3/1/2018[d]	10,002,410
	Svenska Handelsbanken NY
15,000,000	1.397% (LIBOR 1M + 0.160%), 5/17/2018[d]	15,002,355
	Swedbank AB
15,000,000	1.210% , 11/6/2017	14,997,155
8,400,000	1.320% , 11/9/2017	8,397,602
3,650,000	1.320% , 11/13/2017	3,648,488
10,000,000	1.420% , 2/8/2018	9,963,139
10,000,000	1.750% , 3/12/2018[b]	9,999,080
	The Bank of New York Mellon Corporation
6,450,000	1.350% , 3/6/2018	6,446,809
10,000,000	1.756% (LIBOR 3M + 0.440%), 3/6/2018[d]	10,015,351
	The Toronto-Dominion Bank
4,300,000	1.625% , 3/13/2018	4,301,740
	Thunder Bay Funding, LLC
10,000,000	1.380% , 12/15/2017[b,c]	9,983,750
25,000,000	1.300% , 12/21/2017[b,c]	24,953,533
25,000,000	1.320% , 1/5/2018[b,c]	24,939,500
25,000,000	1.357% (LIBOR 1M + 0.120%), 4/18/2018[b,c,d]	24,997,684
	Toronto Dominion Bank NY
15,000,000	1.670% (LIBOR 3M + 0.320%), 1/10/2018[d]	15,012,165

The accompanying Notes to Financial Statements are an integral part of this schedule.

15

SHORT-TERM RESERVE FUND

Schedule of Investments as of October 31, 2017

Principal Amount	Financials (36.9%)[a]	Value
$10,000,000	1.442% (LIBOR 1M + 0.200%), 8/28/2018[b,d]	$9,998,850
	Toronto-Dominion Bank NY
10,000,000	1.368% (LIBOR 1M + 0.130%), 2/5/2018[b,d]	10,002,080
15,000,000	1.355% (LIBOR 1M + 0.120%), 3/2/2018[d]	15,001,530
10,000,000	1.572% (LIBOR 1M + 0.340%), 3/5/2018[d]	10,008,480
10,000,000	1.437% (LIBOR 1M + 0.200%), 8/17/2018[d]	9,999,350
	U.S. Bank National Association
26,598,000	1.450% , 1/29/2018	26,598,277
	UnitedHealth Group, Inc.
15,000,000	1.250% , 11/2/2017[b]	14,998,805
	Victory Receivables Corporation
25,000,000	1.400% , 1/29/2018[b,c]	24,912,500
	Wells Fargo & Company
21,956,000	1.500% , 1/16/2018	21,960,572
8,368,000	1.993% (LIBOR 3M + 0.630%), 4/23/2018[d]	8,390,222
	Wells Fargo Bank NA
12,350,000	2.103% (LIBOR 3M + 0.740%), 1/22/2018[d]	12,368,157
15,000,000	1.438% (LIBOR 1M + 0.200%), 7/5/2018[d]	15,001,560
	Westpac Banking Corporation
10,000,000	1.775% (LIBOR 1M + 0.540%), 11/2/2017[b,d]	10,000,350
10,000,000	1.280% , 11/28/2017[b,c]	9,990,519
10,000,000	1.555% (LIBOR 1M + 0.320%), 3/2/2018[b,d]	10,007,810
10,000,000	1.469% (LIBOR 1M + 0.230%), 4/13/2018[b,d]	10,004,810
10,000,000	1.429% (LIBOR 1M + 0.190%), 8/20/2018[b,d]	9,998,620
15,000,000	1.428% (LIBOR 1M + 0.190%), 9/6/2018[b,d]	14,996,940
15,000,000	1.425% (LIBOR 1M + 0.190%), 9/10/2018[b,d]	14,996,625
15,000,000	1.430% (LIBOR 1M + 0.190%), 9/27/2018[b,d]	14,995,620

	Total	1,840,389,174

Principal Amount	Foreign (5.7%)[a]	Value
	Caisse d’Amortissement de la Dette Sociale
25,000,000	1.350% , 12/29/2017[b]	24,948,826
15,000,000	1.360% , 1/10/2018[b]	14,962,370
	Erste Abwicklungsanstalt
25,000,000	1.270% , 11/17/2017[b]	24,986,152
10,000,000	1.330% , 11/21/2017[b]	9,993,128
15,000,000	1.313% , 12/13/2017[b]	14,978,446
8,500,000	1.250% , 12/15/2017[b]	8,487,197
10,000,000	1.350% , 12/29/2017[b]	9,979,104
15,000,000	1.370% , 1/16/2018[b]	14,956,944
15,000,000	1.370% , 1/26/2018[b]	14,950,011
10,000,000	1.429% (LIBOR 1M + 0.190%), 10/12/2018[b,d]	10,000,300
	Kells Funding, LLC
10,000,000	1.320% , 12/12/2017[b,c]	9,985,253
15,000,000	1.370% , 1/11/2018[b,c]	14,959,920
15,000,000	1.395% , 1/18/2018[b,c]	14,955,332

Principal Amount	Foreign (5.7%)[a]	Value
$25,000,000	1.370% , 1/25/2018[b,c]	$24,917,703
7,500,000	1.380% , 1/26/2018[b,c]	7,474,969
10,000,000	1.420% , 2/5/2018[b,c]	9,962,359
25,000,000	1.400% , 2/28/2018[b,c]	24,881,667
	KFW
25,000,000	1.260% , 1/16/2018[b,c]	24,929,470
4,750,000	1.350% , 3/1/2018[b,c]	4,727,697

	Total	285,036,848

Principal Amount	Technology (4.5%)[a]	Value
	Apple, Inc.
15,000,000	1.190% , 11/6/2017[b]	14,997,252
25,000,000	1.200% , 11/15/2017[b]	24,988,438
25,000,000	1.180% , 11/20/2017[b]	24,984,542
15,000,000	1.200% , 12/11/2017[b]	14,980,679
10,000,000	1.200% , 12/19/2017[b]	9,984,497
20,329,000	1.561% (LIBOR 3M + 0.250%), 5/3/2018[d]	20,354,813
	Cisco Systems, Inc.
8,300,000	1.916% (LIBOR 3M + 0.600%), 2/21/2018[d]	8,316,092
30,968,000	1.630% (LIBOR 3M + 0.310%), 6/15/2018[d]	31,028,648
	IBM Credit, LLC
10,000,000	1.180% , 12/12/2017[b,c]	9,986,443
	Intel Corporation
25,314,000	1.350% , 12/15/2017	25,314,369
	International Business Machines Corporation
27,400,000	1.502% (LIBOR 3M + 0.190%), 2/6/2018[d]	27,411,939
10,000,000	1.502% , 2/6/2018	9,993,267

	Total	222,340,979

Principal Amount	Transportation (1.2%)[a]	Value
	Canadian National Railway Company
4,500,000	5.850% , 11/15/2017	4,506,992
5,500,000	1.210% , 12/5/2017[b,c]	5,493,450
9,870,000	5.550% , 5/15/2018	10,076,152
	ERAC USA Finance, LLC
15,000,000	1.350% , 11/2/2017[b,c]	14,998,868
25,000,000	1.420% , 11/14/2017[b,c]	24,986,506

	Total	60,061,968

Principal Amount	U.S. Government and Agencies (3.2%)[a]	Value
	Federal Farm Credit Bank
5,800,000	1.408% (LIBOR 1M + 0.170%), 3/8/2018[d]	5,807,388
	Federal Home Loan Bank
14,200,000	1.310% (LIBOR 1M + 0.075%), 11/2/2017[d]	14,200,090
10,000,000	1.307% (LIBOR 1M + 0.075%), 11/3/2017[d]	10,000,127
23,500,000	1.253% (LIBOR 3M + (0.065)%), 12/5/2017[d]	23,503,226
	Federal Home Loan Mortgage Corporation
25,000,000	1.246% (LIBOR 3M + (0.080)%), 12/21/2017[d]	25,005,146
25,000,000	1.327% (LIBOR 3M + (0.030)%), 1/12/2018[d]	25,010,759

The accompanying Notes to Financial Statements are an integral part of this schedule.

16

SHORT-TERM RESERVE FUND

Schedule of Investments as of October 31, 2017

Principal Amount	U.S. Government and Agencies (3.2%)[a]	Value
	Federal National Mortgage Association
$44,060,000	1.326% (LIBOR 3M + (0.030)%), 1/11/2018[d]	$44,081,188
	Overseas Private Investment Corporation
4,000,000	0.000% , 11/15/2017	4,039,681
8,100,000	0.000% , 11/17/2017	8,175,643

	Total	159,823,248

Principal Amount	U.S. Municipals (1.9%)[a]	Value
	State of California
25,000,000	1.220% , 12/5/2017[c]	24,999,500
10,000,000	1.230% , 12/7/2017[c]	9,999,800
25,000,000	1.250% , 12/7/2017[c]	24,999,250
8,160,000	1.250% , 12/12/2017[c]	8,159,837
	State of Tennessee
15,000,000	1.240% , 12/6/2017[c]	14,999,850
	Triborough NY Bridge & Tunnel Auth. Rev. Refg.
12,005,000	1.200% (LIBOR 1M + 0.400%), 11/15/2028[d]	12,005,000

	Total	95,163,237

Principal Amount	Utilities (8.3%)[a]	Value
	American Electric Power Company, Inc.
10,521,000	1.320% , 11/3/2017[b]	10,519,808
	Berkshire Hathaway Energy Company
15,000,000	1.320% , 11/16/2017[b]	14,990,727
15,000,000	1.320% , 11/27/2017[b]	14,984,272
	Centerpoint Energy, Inc.
43,000,000	1.339% , 11/1/2017[b]	42,998,381
	DTE Electric Company
8,150,000	1.270% , 11/14/2017	8,145,407
15,300,000	1.280% , 11/20/2017	15,287,616
2,515,000	1.280% , 11/22/2017	2,512,758
10,000,000	1.300% , 12/6/2017	9,985,240
	Duke Energy Corporation
25,000,000	1.320% , 11/6/2017[b]	24,994,300
15,000,000	1.340% , 11/13/2017[b]	14,992,498
	Edison International
19,000,000	1.310% , 11/1/2017[b]	18,999,285
25,000,000	1.310% , 11/2/2017[b]	24,998,114
25,000,000	1.320% , 11/3/2017[b]	24,997,167
26,570,000	1.310% , 11/6/2017[b]	26,563,942
	Florida Power & Light Company
15,000,000	1.340% , 11/3/2017	14,998,206
13,000,000	1.250% , 11/17/2017	12,991,080
4,900,000	1.380% , 11/28/2017	4,894,409
25,000,000	1.400% , 12/12/2017	24,956,775
10,000,000	1.500% , 1/22/2018	9,964,172
	Georgia Transmission Corporation
21,500,000	1.230% , 12/4/2017[b]	21,477,176
	Southern Company
24,284,000	1.350% , 11/3/2017[b]	24,281,248
	Virginia Electric & Power Company
20,000,000	1.300% , 11/9/2017	19,992,785

Principal Amount	Utilities (8.3%)[a]	Value
	Xcel Energy, Inc.
$25,000,000	1.340% , 11/10/2017[b]	$24,990,431

	Total	413,515,797

	Total Investments (cost $4,989,080,916) 100.0%	$4,988,943,793

	Other Assets and Liabilities, Net (<0.1%)	(734,995)

	Total Net Assets 100.0%	$4,988,208,798

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of October 31, 2017, the value of these investments was $3,050,940,395 or 61.2% of total net assets.
c	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
d	Denotes variable rate securities. The rate shown is as of October 31, 2017.

Definitions:
Auth. -	Authority
Refg. -	Refunding
Rev. -	Revenue
Ser. -	Series

Reference Rate Index:

LIBOR 1M -	ICE Libor USD Rate 1 Month
LIBOR 3M -	ICE Libor USD Rate 3 Month

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$208,685
Gross unrealized depreciation	(345,808)

Net unrealized appreciation (depreciation)	$(137,123)

Cost for federal income tax purposes	$4,989,080,916

The accompanying Notes to Financial Statements are an integral part of this schedule.

17

SHORT-TERM RESERVE FUND

Schedule of Investments as of October 31, 2017

Fair Valuation Measurements

The following table is a summary of the inputs used, as of October 31, 2017, in valuing Core Short-Term Reserve Fund’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset-Backed Securities	432,369,654	–	432,369,654	–
Basic Materials	136,941,747	–	136,941,747	–
Capital Goods	176,824,346	–	176,824,346	–
Communications Services	74,963,564	–	74,963,564	–
Consumer Cyclical	426,945,595	–	426,945,595	–
Consumer Non-Cyclical	363,758,669	–	363,758,669	–
Energy	300,808,967	–	300,808,967	–
Financials	1,840,389,174	–	1,840,389,174	–
Foreign	285,036,848	–	285,036,848	–
Technology	222,340,979	–	222,340,979	–
Transportation	60,061,968	–	60,061,968	–
U.S. Government and Agencies	159,823,248	–	159,823,248	–
U.S. Municipals	95,163,237	–	95,163,237	–
Utilities	413,515,797	–	413,515,797	–

Total	$4,988,943,793	$–	$4,988,943,793	$–

There were no significant transfers between Levels during the period ended October 31, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

THRIVENT CORE FUNDS

Statement of Assets and Liabilities

As of October 31, 2017	Emerging Markets Debt Fund	Short-Term Reserve Fund

Assets
Investments at cost	$424,669,437	$4,989,080,916
Investments in unaffiliated securities at value	416,534,608	4,988,943,793
Investments in affiliated securities at value	3,193,154	–
Cash	52,190	11,416
Dividends and interest receivable	4,373,780	4,821,918
Prepaid expenses	9,668	10,878
Prepaid trustee fees	1,114	1,114
Total Assets	424,164,514	4,993,789,119
Liabilities
Distributions payable	1,241,362	5,501,771
Accrued expenses	80,732	74,423
Payable for:
Investments purchased	1,078,472	–
Administrative service fees	6,951	–
Transfer agent fees	2,500	2,500
Director deferred compensation	–	1,627
Commitments and contingent liabilities^	–	–
Total Liabilities	2,410,017	5,580,321

Net Assets
Capital stock (beneficial interest)	426,673,207	4,988,280,759
Accumulated undistributed net investment income/(loss)	22,965	4,662
Accumulated undistributed net realized gain/(loss)	–	60,500
Net unrealized appreciation/(depreciation) on:
Investments	(4,941,675)	(137,123)
Total Net Assets	$421,754,497	$4,988,208,798
Shares of beneficial interest outstanding	42,763,617	498,828,542
Net asset value per share	$9.86	$10.00

^	Commitments and contingent liability accrual. Additional information can be found in the accompanying Notes to Financial Statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CORE FUNDS

Statement of Operations

For the year ended October 31, 2017	Emerging Markets Debt Fund(a)	Short-Term Reserve Fund
Investment Income
Interest	2,042,263	58,302,031
Income from affiliated investments	18,566	–
Total Investment Income	2,060,829	58,302,031

Expenses
Administrative service fees	21,524	90,000
Amortization of offering costs	1,581	15,830
Audit and legal fees	22,734	45,046
Custody fees	2,900	147,128
Insurance expenses	888	24,513
Printing and postage expenses	2,074	8,780
SEC and state registration expenses	52,928	–
Transfer agent fees	5,000	30,000
Directors’ fees	1,296	7,849
Other expenses	4,728	68,280
Total Expenses Before Reimbursement	115,653	437,426

Total Net Expenses	115,653	437,426

Net Investment Income/(Loss)	1,945,176	57,864,605
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	(17,955)	77,715
Change in net unrealized appreciation/(depreciation) on:
Investments	(4,941,675)	(1,903,290)
Net Realized and Unrealized Gains/(Losses)	(4,959,630)	(1,825,575)

Net Increase/(Decrease) in Net Assets Resulting From Operations	$(3,014,454)	$56,039,030

(a)	For the period from September 5, 2017 (inception) through October 31, 2017.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CORE FUNDS

Statement of Changes in Net Assets

	Emerging Markets Debt Fund	Short-Term Reserve Fund
For the periods ended	10/31/2017(a)	10/31/2017	10/31/2016(b)

Operations
Net investment income/(loss)	$1,945,176	$57,864,605	$12,447,918
Net realized gains/(losses)	(17,955)	77,715	(17,215)
Change in net unrealized appreciation/(depreciation)	(4,941,675)	(1,903,290)	1,766,167
Net Change in Net Assets Resulting From Operations	(3,014,454)	56,039,030	14,196,870
Distributions to Shareholders
From net investment income	(1,904,256)	(57,864,605)	(12,447,918)
Total Distributions to Shareholders	(1,904,256)	(57,864,605)	(12,447,918)

Capital Stock Transactions
Sold	426,772,907	10,504,705,250	8,320,836,904
Redeemed	(99,700)	(10,277,162,836)	(3,560,093,897)
Total Capital Stock Transactions	426,673,207	227,542,414	4,760,743,007

Net Increase/(Decrease) in Net Assets	421,754,497	225,716,839	4,762,491,959
Net Assets, Beginning of Period	–	4,762,491,959	–
Net Assets, End of Period	$421,754,497	$4,988,208,798	$4,762,491,959
Accumulated Undistributed Net Investment Income/(Loss)	$22,965	$4,662	$2,331

Capital Stock Share Transactions
Sold	42,773,617	1,050,470,525	832,083,691
Redeemed	(10,000)	(1,027,716,284)	(356,009,390)

Total Capital Stock Share Transactions	42,763,617	22,754,241	476,074,301

(a)	For the period from September 5, 2017 (inception) through October 31, 2017.
(b)	For the period from May 2, 2016 (inception) through October 31, 2016.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CORE FUNDS

NOTES TO FINANCIAL STATEMENTS

October 31, 2017

1) ORGANIZATION

Thrivent Core Funds (the “Trust”) was organized as a Delaware statutory trust on March 18, 2016, and is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust is divided into two separate series, each with its own investment objective and policies. The two series of the Trust are Thrivent Core Emerging Markets Debt Fund, which is non-diversified, and Thrivent Core Short-Term Reserve Fund, which is diversified and serves as a cash sweep vehicle for Thrivent Mutual Funds and Thrivent Series Fund, Inc. (each, a “Fund” and, collectively, the “Funds”). Thrivent Core Emerging Markets Debt Fund was incepted on September 5, 2017.

The Funds are each an investment company which follows the accounting and reporting guidance of the Financial Accounting Standard Board (FASB) Accounting Standard Codification Topic 946 – Financial Services – Investment Companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments —Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/ dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the investment adviser, Thrivent Asset Management, LLC (the “Adviser”). The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Funds’ valuation policies in accordance with

Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

Valuation of International Securities — Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign markets and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

(B) Foreign Currency Translation — The accounting records of each Fund are maintained in U.S. dollars. Securities and

THRIVENT CORE FUNDS

NOTES TO FINANCIAL STATEMENTS

October 31, 2017

other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

(C) Foreign Denominated Investments — Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

(D) Federal Income Taxes — No provision has been made for income taxes because each Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.

GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, Minnesota, Wisconsin, and Delaware as well as certain foreign countries. As of October 31, 2017, open U.S. Federal, Minnesota, Wisconsin and Delaware tax years include tax years ended October 31, 2016 through 2017. The Funds have no examinations in progress and none are expected at this time.

As of October 31, 2017, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to each fund’s tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds also are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

(E) Expenses and Income — Estimated expenses are accrued daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among al appropriate Funds in proportion to their respective net assets, number of shareholder accounts or other reasonable basis.

Interest income is accrued daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date. However, in certain foreign markets where declaration of the dividend follows the ex-dividend date, the dividend will be recorded as soon as the Fund is informed of the declaration date.

(F) Distributions to Shareholders — Net investment income is distributed to each shareholder as a dividend. Dividends from Emerging Markets Debt Fund are declared and distributed monthly. Dividends from Short-Term Reserve Fund are declared daily and distributed monthly. Net realized gains from securities transactions, if any, are distributed at least annually after the close of the fiscal year.

(G) When-Issued and Delayed Delivery Transactions — The Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When

THRIVENT CORE FUNDS

NOTES TO FINANCIAL STATEMENTS

October 31, 2017

delayed delivery purchases are outstanding, the Funds will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining its net asset value. A Fund may dispose of a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, a Fund does not participate in future gains and losses with respect to the security.

(H) Repurchase Agreements — The Funds may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Funds use a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Funds could incur a loss due to a drop in the value of the security during the time it takes the Funds to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Funds may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser to be creditworthy. During the year ended October 31, 2017, the Funds did not engage in this type of investment.

(I) Credit Risk — The Funds may be susceptible to credit risk to the extent an issuer or counterparty defaults on its payment obligation. The Funds’ policy is to monitor the creditworthiness of issuers and counterparties. Interest receivable on defaulted securities is monitored for ability to collect payments in default and is adjusted accordingly.

(J) Loan Commitments — Certain Funds may enter into loan commitments, which generally have interest rates which are reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Loan commitments often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.

All or a portion of these loan commitments may be unfunded. A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked to market daily, are presented in the Schedule of Investments.

(K) Accounting Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

(L) Amortization of Offering Costs — The offering costs referenced in the Statement of Operations for Emerging Markets Debt Fund and Short-Term Reserve Fund are costs incurred by the Fund in order to establish it for sale. These costs generally include any legal costs associated with registering the Fund. These costs are amortized over a period of 12 months from inception.

(M) Recent Accounting Pronouncements —

Investment Company Reporting Modernization

In October 2016, the Securities and Exchange Commission (SEC) adopted new rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC also adopted amendments to Regulations S-X, which describe the specific format and content of financial reports, to require standardized and enhanced disclosures and derivatives in investment company financial statements and other amendments. These amendments became effective August 1, 2017. Management has made the necessary changes to the financial statements and footnote disclosures within the Schedule of Investments to meet the requirements of this guidance.

Premium Amortization on Purchased Callable Debt Securities

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, non-contingent call features that are callable at fixed prices and on preset dates. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after

THRIVENT CORE FUNDS

NOTES TO FINANCIAL STATEMENTS

October 31, 2017

December 15, 2018. At this time, management is evaluating the implications of this guidance and the impact it will have to financial statement amounts and footnote disclosures.

(N) Other — For financial statement purposes, investment security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discount and premium are amortized over the life of the respective securities on the interest method. Realized gains or losses on sales are determined on a specific cost identification basis.

(3) FEES AND COMPENSATION PAID TO AFFILIATES

(A) Fees — The Trust has entered into an administration and accounting services agreement with the Adviser pursuant to which the Adviser provides certain administrative and accounting personnel and services. The Fund pays an annual fixed fee plus percentage of net assets to the Adviser. These fees are accrued daily and paid monthly. For the year ended October 31, 2017, the Adviser received aggregate fees for administrative and accounting personnel and services of $111,524 from the Trust.

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent Mutual Funds, except for Money Market Fund as it is not eligible for the deferral plan. The value of each participant’s deferred compensation account will increase or decrease as if it were invested in shares of a particular series of Thrivent Mutual Funds. Their fees as well as the change in value are included in Trustee fees in the Statement of Operations. The deferred fees remain in the appropriate Fund until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and Liabilities, is unsecured. No trustees participated in the above plan during the year ended October 31, 2017.

Those trustees not participating in the above plan received $9,495 in fees from the Trust during the year ended October 31, 2017. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.

Certain officers and non-independent Trustees of the Trust are employed at Thrivent Financial for Lutherans and receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.

(B) Indirect Expenses — The Funds may invest in other mutual funds. Fees and expenses of those underlying funds are not included in the Funds’ expense ratio. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.

(C) Interfund Lending — The Funds may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. The exemptive order permits the Funds to borrow cash for temporary purposes from other Thrivent Funds. For the year ended October 31, 2017, no Funds borrowed cash through the interfund lending program.

(4) FEDERAL INCOME TAX INFORMATION

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, GAAP requires such amounts to be reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows [Increase/(Decrease)]:

Fund	Accumulated Undistributed Net Investment Income/(Loss)	Accumulated Undistributed Net Realized Gain/(Loss)	Capital Stock
Emerging Markets Debt	$(17,955)	$17,955	$–
Short-Term Reserve	2,331	–	(2,331)

At October 31, 2017, the components of distributable earnings on a tax basis were as follows:

Fund		Undistributed Ordinary Income	Undistributed Long- Term Capital Gain
Emerging Markets Debt	$	19,501	$–
Short-Term Reserve		26,093	60,500

The tax character of distributions paid during the years ended October 31, 2017 and 2016 was as follows:

	Ordinary Income
Fund	10/31/2017	10/31/2016
Emerging Markets Debt	$1,904,256	$–
Short-Term Reserve	57,864,605	12,447,918

During the fiscal year 2017, capital loss carryovers utilized by the Funds were as follows: Short-Term Reserve, $17,215.

THRIVENT CORE FUNDS

NOTES TO FINANCIAL STATEMENTS

October 31, 2017

(5) SECURITY TRANSACTIONS

(A) Purchases and Sales of Investment Securities — For the year ended October 31, 2017, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:

	In thousands
Fund	Purchases	Sales
Emerging Markets Debt	$413,759	$90
Short-Term Reserve	1,261,058	1,400,588

Purchases and sales of U.S. Government securities were:

	In thousands
Fund	Purchases	Sales
Short-Term Reserve	$8,100	$185,094

(6) RELATED PARTY TRANSACTIONS

As of October 31, 2017, related parties held 100% of the outstanding shares of Core Emerging Markets Debt and Core Short-Term Reserve.

(7) SUBSEQUENT EVENTS

The Adviser of the Funds has evaluated the impact of subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.

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THRIVENT CORE FUNDS

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *

		Income From Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
EMERGING MARKETS DEBT FUND
Year Ended 10/31/2017 (c)	$10.00	$0.05	$(0.14)	$(0.09)	$(0.05)	$–
SHORT-TERM RESERVE FUND
Year Ended 10/31/2017	10.00	0.11	0.00	0.11	(0.11)	–
Year Ended 10/31/2016 (d)	10.00	0.03	0.00	0.03	(0.03)	–

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

(c)	Since inception, September 5, 2017.

(d)	Since inception, May 2, 2016.

*	All per share amounts have been rounded to the nearest cent.

**	Computed on an annualized basis for periods less than one year

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CORE FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

RATIOS/SUPPLEMENTAL DATA

				Ratio to Average Net Assets**		Ratio to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate
$(0.05)	$9.86	(0.94)%	$421.8	0.21%	3.48%	0.21%	3.48%	0%
(0.11)	10.00	1.12%	4,988.2	0.01%	1.11%	0.01%	1.11%	143%
(0.03)	10.00	0.32%	4,762.5	0.01%	0.67%	0.01%	0.67%	31%

The accompanying Notes to Financial Statements are an integral part of this statement.

ADDITIONAL INFORMATION

(Unaudited)

PROXY VOTING

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at sec.gov.

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust’s Forms N-Q by calling 800-847-4836. The Trust’s Forms N-Q also are available at sec.gov. You also may review and copy the Forms N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 800-SEC-0330.

BOARD OF TRUSTEES AND OFFICERS

The following table provides information about the Trustees and Officers of the Trust. The Board is responsible for the management and supervision of the Funds’ business affairs and for exercising all powers except those reserved to the shareholders. Each Trustee oversees the Trust and also serves as:

•	Trustee of Thrivent Mutual Funds, a registered investment company consisting of 23 funds that offer Class A and Class S shares.

•

Director of Thrivent Series Fund, Inc., a registered investment company consisting of 29 funds that serve as underlying funds for variable contracts issued by Thrivent Financial and Thrivent Life Insurance Company.

•

Trustee of Thrivent Cash Management Trust, a registered investment company consisting of one fund that serves as a cash collateral fund for a securities lending program sponsored by Thrivent Financial.

Thrivent Series Fund, Inc., Thrivent Mutual Funds, Thrivent Cash Management Trust and Thrivent Core Funds are referred to herein as the “Fund Complex.” The Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling 800-847-4836.

Interested Trustee (1)(2)(3)(4)

Name (Year of Birth) Year Elected	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the Past Five Years

Russell W. Swansen (1957) 2016	Retired; Chief Investment Officer, Thrivent Financial from 2003 to 2017. Currently, Director of Twin Bridge Capital Partners, Invenshure LLC, and Intellectual Takeout; Director of Children’s Cancer Research Fund until 2017.

David S. Royal (1971) 2016	Chief Investment Officer, Thrivent Financial since 2017; VP, President, Mutual Funds, Thrivent Financial from 2015 to 2017; Vice President and Deputy General Counsel from 2006 to 2015. Currently, Fairview Hospital Foundation, Children’s Cancer Research Foundation, and Twin Bridge Capital Partners.

Independent Trustees (2)(3)(4)(5)

Name (Year of Birth) Year Elected	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the Past Five Years

Janice B. Case (1952) 2016	Retired. Independent Trustee of North American Electric Reliability Corporation (the electric reliability organization (“ERD”) for North America) since 2008.

Robert J. Chersi (1961) 2017	Founder of Chersi Services LLC (consulting firm) since 2012; Executive Director of Center for Global Governance, Reporting & Regulation and Adjunct Professor of Finance and Economics at Pace University since 2013; Helpful Executive in Research (counseling) in the Department of Accounting & Information Systems at Rutgers University since 2013. Director and Chairman of the Audit Committee of Old Mutual Asset Management PLC since 2016; Advisory Board member of the Pace University Lubin School of Business.

Richard A. Hauser (1943) 2016	Retired; Member, PowerHaus Advisors LLC since 2016; Vice President and Assistant General Counsel, The Boeing Company from 2007 to 2016.

Marc S. Joseph (1960) 2016	Managing Director of Granite Ridge LLP (consulting and advisory firm) since 2009; Managing Director of Triangle Crest (private investing and consulting firm) since 2004.

Paul R. Laubscher (1956) 2016	Portfolio Manager for U.S. private real estate portfolios of IBM Retirement Funds.

James A. Nussle (1960) 2016	President and Chief Executive Officer of Credit Union National Association since September 2014; President and Chief Operating Officer of Growth Energy (trade association) from 2010 through August 2014; Advisory Board member of AVISTA Capital Partners (private equity firm) from 2010 to 2015; CEO of The Nussle Group LLC (consulting firm) since 2009. Advisory Board member of AVISTA Capital Partners and Director of Portfolio Recovery Associates (PRAA) since 2010.

Verne O. Sedlacek (1954) 2017	Chief Executive Officer of E&F Advisors LLC (consulting) since 2015; President & Chief Executive Officer of the Commonfund from 2003 to 2015. Director of Association of Governing Boards of Universities and Collleges since 2007; Trustee of Valparaiso University since 2015; Trustee of Museum of American Finance since 2015; Chairman of the Board of Directors of AGB Institutional Strategies since 2016.

Constance L. Souders (1950) 2016	Retired.

BOARD OF TRUSTEES AND OFFICERS

Executive Officers (2)(4)

Name (Year of Birth) Position Held With Trust	Principal Occupation(s) During the Past Five Years
David S. Royal (1971) Trustee, President and Chief Investment Officer	Chief Investment Officer, Thrivent Financial since 2017; VP, President, Mutual Funds, Thrivent Financial from 2015 to 2017; Vice President and Deputy General Counsel from 2006 to 2015.

Gerard V. Vaillancourt (1967) Treasurer and Principal Accounting Officer	Vice President, Mutual Fund Accounting since 2006.

Michael W. Kremenak (1978) Secretary and Chief Legal Officer	Vice President, Thrivent Financial since 2015; Senior Counsel, Thrivent Financial from 2013 to 2015; Vice President and Assistant General Counsel at Nuveen Investments from 2011 to 2013.

Ted S. Dryden (1965) Chief Compliance Officer	Chief Compliance Officer - Director, Compliance, Thrivent Financial since 2014; Chief Compliance Officer - Mutual Funds and Investment Adviser, Thrivent Financial from 2010 to 2013.

Janice M. Guimond (1964) Vice President	Vice President, Investment Operations, Thrivent Financial since 2004.

Kathleen M. Koelling (1977) Privacy and Identity Theft and Anti-Money Laundering Officer (6)	Privacy and Identity Theft and Anti-Money Laundering Officer, Thrivent Financial since 2011; Senior Counsel, Thrivent Financial since 2002.

Kathryn A. Stelter (1962) Vice President	Vice President, Mutual Funds Chief Operations Officer, Thrivent Financial since 2017; Director, Mutual Fund Operations, Thrivent Financial from 2014 to 2017; Director, Mutual Fund Operations at Hartford Funds from 2006 to 2014.

Troy A. Beaver (1967) Vice President	Vice President, Mutual Funds Marketing & Distribution, Thrivent Financial since 2015; Vice President, Marketing, American Century Investments from 2006 to 2015.

James M. Odland (1955) Assistant Secretary	Vice President, Managing Counsel, Thrivent Financial since 2005.

Jill M. Forte (1974) Assistant Secretary	Senior Counsel, Thrivent Financial since 2017; Counsel, Thrivent Financial from 2015 to 2017; Associate Counsel, Ameriprise Financial, Inc. from 2013 to 2015; Manager - Legal Affairs, Ameriprise Financial, Inc. from 2010 to 2013.

Sarah L. Bergstrom (1977) Assistant Treasurer	Head of Mutual Fund Accounting, Thrivent Financial since 2017; Director, Fund Accounting Administration, Thrivent Financial from 2007 to 2017.

(1)	“Interested person” of the Trust as defined in the 1940 Act by virtue of a position with Thrivent Financial. Mr. Royal is considered an interested person because of his principal occupation with Thrivent Financial. Mr. Swansen is considered an interested person because of his past occupation with Thrivent Financial.
(2)	Each Trustee generally serves an indefinite term until her or his successor is duly elected and qualified. Officers serve at the discretion of the Board until their successors are duly appointed and qualified.
(3)	Each Trustee oversees 55 portfolios.
(4)	The address for each Trustee and Officer unless otherwise noted is 625 Fourth Avenue South, Minneapolis, MN 55415.
(5)	The Trustees other than Mr. Swansen and Mr. Royal are not “interested persons” of the Trust and are referred to as “Independent Trustees.”
(6)	The address for this Officer is 4321 North Ballard Road, Appleton, WI 54913.

This report is submitted for the information of shareholders of Thrivent Core Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by the

current prospectus for Thrivent Core Funds, which contains more complete information about the Trust, including investment

objectives, risks, charges and expenses.

Item 2.	Code of Ethics

As of the end of the period covered by this report, registrant has adopted a code of ethics (as defined in Item 2 of Form N-CSR) applicable to registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. No waivers were granted to such code of ethics during the period covered by this report. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

Registrant’s Board of Trustees has determined that Constance L. Souders, an independent trustee, is the Audit Committee Financial Expert.

Item 4.	Principal Accountant Fees and Services

(a)	Audit Fees

The aggregate fees billed by registrant’s independent public accountants, PricewaterhouseCoopers LLP (“PwC”), for each of the last two fiscal years for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $0 for the year ended October 31, 2016 and $16,520 for the year ended October 31, 2017.

(b)	Audit-Related Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for assurance and other services that are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a) were $0 for the year ended October 31, 2016 and $0 for the year ended October 31, 2017. The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for assurance and other services directly related to the operations and financial reporting of registrant were $16,000 for the year ended October 31, 2016 and $1,000 for the year ended October 31, 2017.

(c)	Tax Fees

The aggregate tax fees PwC billed to registrant for each of the last two fiscal years for tax compliance, tax advice and tax planning services were $0 for the year ended October 31, 2016 and $12,738 for the year ended October 31, 2017. The aggregate tax fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2016 and $0 for the year ended October 31, 2017.

(d)	All Other Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for the years ended October 31, 2016 and October 31, 2017. The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $12,629 for the year ended October 31, 2016 and $3,600 for the year ended October 31, 2017. The 2016 payments were for access to a PwC-sponsored online library that provides interpretive guidance regarding U.S. and foreign accounting standards and other tax related work. The 2017 payments were for access to a PwC-sponsored online library that provides interpretive guidance regarding U.S. and foreign accounting standards. These figures are also reported in response to item 4(g) below.

(e)	Registrant’s audit committee charter provides that the audit committee (comprised of the independent Trustees of registrant) is responsible for pre-approval of all auditing services performed for the registrant. The audit committee also is responsible for pre-approval (subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934) of all non-auditing services performed for the registrant or an affiliate of registrant. In addition, registrant’s audit committee charter permits a designated member of the audit committee to pre-approve, between meetings, one or more audit or non-audit service projects, subject to an expense limit and notification to the audit committee at the next committee meeting. Registrant’s audit committee pre-approved all fees described above that PwC billed to registrant.

(f)	Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended October 31, 2017 were for work performed by persons other than full-time permanent employees of PwC.

(g)	The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ending October 31, 2016 and October 31, 2017 were $12,629 and $3,600 respectively. These figures are also reported in response to item 4(d) above.

(h)	Registrant’s audit committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)	Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b)	Not applicable to this filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees.

Item 11.	Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) The code of ethics pursuant to Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: December 28, 2017	THRIVENT CORE FUNDS

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 28, 2017	By:	/s/ David S. Royal
David S. Royal
President

Date: December 28, 2017	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer